DESCRIPTION OF THE PLAN (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	100.00%
Maximum annual compensation to total compensation, highly compensated employees, percentage	5.00%
Participant compensation matched, minimum service period	3 months
Employee eligibility | h	250
Temporary and seasonal employee eligibility | h	750
Discretionary profit sharing contribution, service period	1 year
Discretionary profit sharing contribution, service | h	1,000
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Participant compensation matched, percentage	8.00%
Vesting percentage	100.00%
Vesting period	5 years
Vesting and eligibility service | h	45
Basis spread on interest rate	1.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Forfeited nonvested account	$ 102,449	$ 279,913
Forfeited nonvested account, decrease from employer contribution	$ 56,005
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
Involuntary cash-out limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Account contributions in Fossil Group, Inc. Common Stock, percentage	25.00%
Participant loan, interest rate	9.50%
Involuntary cash-out limit	$ 7,000